Income Taxes (Details) - Schedule of deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of deferred tax assets [Line Items]
Deferred tax assets before valuation allowance	$ 37,210	$ 26,959
Less - valuation allowance	(37,210)	(26,959)
Net deferred tax assets
Carryforward losses [Member]
Income Taxes (Details) - Schedule of deferred tax assets [Line Items]
Deferred tax assets before valuation allowance	31,289	22,168
Research and development expenses [Member]
Income Taxes (Details) - Schedule of deferred tax assets [Line Items]
Deferred tax assets before valuation allowance	5,203	3,644
Issuance costs [Member]
Income Taxes (Details) - Schedule of deferred tax assets [Line Items]
Deferred tax assets before valuation allowance	479	957
Reserves and allowances [Member]
Income Taxes (Details) - Schedule of deferred tax assets [Line Items]
Deferred tax assets before valuation allowance	$ 239	$ 190